Subsequent Event (Details) (USD $)	Jul. 15, 2013
Subsequent Event [Line Items]
Number of shares of Company common stock to be issued in exchange of each share of RX common stock (in shares)	31.105
Aggregate number of shares of Company's common stock to be owned by former shareholders of RX after merger (in shares)	12,490,800
Percentage of Company's shares of common stock to be owned by former shareholders of RX after merger (in hundredths)	43.00%
Termination fee	$ 500,000